COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11. COMMITMENTS AND CONTINGENCIES

The Company has operating lease agreements for office premises, which expiring through June 2020. Future minimum rental payments under agreements classified as operating leases with non-cancellable terms for the next 12 months and thereafter as follows:

For the period ended June 30, 2018 and the year ended December 31, 2017	June 30, 2018	December 31, 2017
2018	$14,820	$28,657
2019 and thereafter	34,200	32,734

Total	$49,020	$61,391

Rental expense paid for the six months ended June 30, 2018 and 2017 were $14,820 and $9,077 respectively.